Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2015
Assets and Liabilities Measured at Fair Value on Recurring Basis

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥81,598	¥81,598	¥—	¥—
Equity securities (foreign)	77,172	77,172	—	—
Debt securities (foreign)	5	5	—	—

Total available-for-sale securities	158,775	158,775	—	—

Derivatives
Interest rate swap agreements	¥25	¥—	¥25	¥—
Foreign currency option contracts	272	—	272	—

Total derivatives	297	—	297	—

Total	¥159,072	¥158,775	¥297	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥2	¥—	¥2	¥—

Total derivatives	2	—	2	—

Total	¥2	¥—	¥2	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥88,675	¥88,675	¥—	¥—
Equity securities (foreign)	93,149	93,149	—	—
Debt securities (foreign)	6	6	—	—

Total available-for-sale securities	181,830	181,830	—	—

Derivatives
Foreign currency option contracts	¥474	¥—	¥474	¥—

Total derivatives	474	—	474	—

Total	¥182,304	¥181,830	¥474	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥80	¥—	¥80	¥—
Foreign exchange forward contracts	0	—	0	—

Total derivatives	80	—	80	—

Total	¥80	¥—	¥80	¥—

Assets Measured at Fair Value on Nonrecurring Basis

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3	Gains (losses) (before taxes)
Assets:
Receivables held for sale	¥836,638	¥—	¥836,638	¥—	¥(6,630)
Investments in affiliates	44,968	—	—	44,968	(51,279)

Valuation Techniques and Significant Unobservable Inputs Used to Develop Measurements of Main Assets at Fair Value on a Nonrecurring Basis

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3	Gains (losses) (before taxes)
Assets:
Receivables held for sale	¥935,648	¥—	¥935,648	¥—	¥(6,866)
long-lived assets	107	—	107	—	(30,161)

Asset Measured at Fair Value on Nonrecurring Basis Classified in Level 3

The valuation techniques and significant unobservable inputs used to develop measurements of main assets at fair value on a nonrecurring basis in Level 3 were as follows.

	Millions of yen
	2014
	Fair value	Valuation technique	Significant Unobservable input	Input value
Assets:
Investments in affiliates	¥44,826	Discounted cash flow method	Weighted average cost of capital	12.6%